QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC, Class C Shares	44,000	$1,063,040	*

Entertainment - 2.2%
Activision Blizzard Inc.	10,500	955,500
Electronic Arts Inc.	10,400	1,489,280
Nintendo Co. Ltd.	2,100	1,213,683	(a)

Total Entertainment		3,658,463

Interactive Media & Services - 5.0%
Alphabet Inc., Class A Shares	1,632	2,982,251	*
Alphabet Inc., Class C Shares	1,500	2,753,610	*
Auto Trader Group PLC	153,000	1,181,499	(a)
Facebook Inc., Class A Shares	6,600	1,704,978	*

Total Interactive Media & Services		8,622,338

Media - 1.0%
Interpublic Group of Cos. Inc.	45,000	1,083,150
Omnicom Group Inc.	10,000	623,800

Total Media		1,706,950

TOTAL COMMUNICATION SERVICES		15,050,791

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.9%
Magna International Inc.	23,000	1,619,848

Household Durables - 1.0%
PulteGroup Inc.	21,300	926,550
Sekisui House Ltd.	40,000	773,839	(a)

Total Household Durables		1,700,389

Internet & Direct Marketing Retail - 4.8%
Amazon.com Inc.	1,730	5,546,726	*
Booking Holdings Inc.	430	836,062	*
eBay Inc.	16,500	932,415
JD.com Inc., ADR	10,600	940,114	*

Total Internet & Direct Marketing Retail		8,255,317

Specialty Retail - 3.7%
Foot Locker Inc.	11,100	486,402
Home Depot Inc.	10,100	2,735,282
Lowe’s Cos. Inc.	13,200	2,202,420
O’Reilly Automotive Inc.	2,150	914,760	*

Total Specialty Retail		6,338,864

Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp.	3,700	1,080,326	*

See Notes to Schedule of Investments.

QS Global Equity Fund 2021 Quarterly Report	1

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
NIKE Inc., Class B Shares	7,700	$1,028,643
Pandora A/S	12,200	1,176,702	(a)

Total Textiles, Apparel & Luxury Goods		3,285,671

TOTAL CONSUMER DISCRETIONARY		21,200,089

CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Constellation Brands Inc., Class A Shares	5,900	1,244,487
Monster Beverage Corp.	10,500	911,715	*

Total Beverages		2,156,202

Food & Staples Retailing - 2.5%
Koninklijke Ahold Delhaize NV	49,743	1,423,451	(a)
Kroger Co.	40,000	1,380,000
Walmart Inc.	10,500	1,475,145

Total Food & Staples Retailing		4,278,596

Household Products - 1.6%
Clorox Co.	4,100	858,786
Kimberly-Clark Corp.	9,900	1,307,790
Procter & Gamble Co.	4,400	564,124

Total Household Products		2,730,700

Personal Products - 0.4%
Herbalife Nutrition Ltd.	12,500	637,000	*

Tobacco - 1.6%
Altria Group Inc.	24,200	994,136
Philip Morris International Inc.	11,000	876,150
Swedish Match AB	12,100	932,860	(a)

Total Tobacco		2,803,146

TOTAL CONSUMER STAPLES		12,605,644

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
ENEOS Holdings Inc.	252,400	1,025,826	(a)
GS Holdings Corp.	10,600	346,139	(a)
Lundin Energy AB	37,100	1,010,202	(a)
Pioneer Natural Resources Co.	9,300	1,124,370
Royal Dutch Shell PLC, Class A Shares	56,400	1,026,328	(a)

TOTAL ENERGY		4,532,865

FINANCIALS - 13.8%
Banks - 6.2%
Bank of America Corp.	28,000	830,200
Bank of Nova Scotia	25,500	1,360,000
Citigroup Inc.	30,300	1,757,097

See Notes to Schedule of Investments.

2	QS Global Equity Fund 2021 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Banks - (continued)
Citizens Financial Group Inc.	39,342	$1,433,622
ING Groep NV	120,000	1,065,865	*(a)
JPMorgan Chase & Co.	16,400	2,110,188
Lloyds Banking Group PLC	2,140,000	960,415	*(a)
Swedbank AB, Class A Shares	63,800	1,200,717	*(a)

Total Banks		10,718,104

Consumer Finance - 1.0%
Capital One Financial Corp.	16,705	1,741,663

Insurance - 6.6%
Allianz SE, Registered Shares	7,524	1,705,612	(a)
Allstate Corp.	14,400	1,543,392
Aviva PLC	220,000	1,005,227	(a)
CNP Assurances	60,800	922,269	*(a)
Direct Line Insurance Group PLC	200,000	820,917	(a)
Manulife Financial Corp.	71,000	1,283,136
MetLife Inc.	32,600	1,569,690
Principal Financial Group Inc.	16,084	792,458
Prudential PLC	105,800	1,696,112	(a)

Total Insurance		11,338,813

TOTAL FINANCIALS		23,798,580

HEALTH CARE - 12.4%
Biotechnology - 1.6%
Biogen Inc.	4,897	1,383,941	*
Regeneron Pharmaceuticals Inc.	2,600	1,309,984	*

Total Biotechnology		2,693,925

Health Care Equipment & Supplies - 1.5%
Baxter International Inc.	11,400	875,862
IDEXX Laboratories Inc.	3,500	1,675,380	*

Total Health Care Equipment & Supplies		2,551,242

Health Care Providers & Services - 5.5%
Amedisys Inc.	5,400	1,551,474	*
Cardinal Health Inc.	24,000	1,289,520
CVS Health Corp.	19,400	1,390,010
Humana Inc.	3,900	1,494,129
McKesson Corp.	10,500	1,831,935
Molina Healthcare Inc.	5,000	1,068,050	*
UnitedHealth Group Inc.	2,700	900,666

Total Health Care Providers & Services		9,525,784

Health Care Technology - 1.0%
Veeva Systems Inc., Class A Shares	6,400	1,769,216	*

See Notes to Schedule of Investments.

QS Global Equity Fund 2021 Quarterly Report	3

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - 2.8%
Novo Nordisk A/S, Class B Shares	20,600	$1,432,847	(a)
Roche Holding AG	6,200	2,137,031	(a)
Shionogi & Co. Ltd.	21,000	1,142,535	(a)

Total Pharmaceuticals		4,712,413

TOTAL HEALTH CARE		21,252,580

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	3,500	1,126,370
Northrop Grumman Corp.	3,800	1,089,118

Total Aerospace & Defense		2,215,488

Airlines - 0.7%
Southwest Airlines Co.	26,000	1,142,440

Building Products - 1.1%
Masco Corp.	16,800	912,408
Owens Corning	11,500	892,400

Total Building Products		1,804,808

Construction & Engineering - 0.8%
Ferrovial SA	30,000	720,025	(a)
Obayashi Corp.	81,000	684,859	(a)

Total Construction & Engineering		1,404,884

Electrical Equipment - 0.8%
Signify NV	29,600	1,407,533	*(a)

Machinery - 1.0%
Parker-Hannifin Corp.	4,334	1,146,820
Yangzijiang Shipbuilding Holdings Ltd.	775,000	574,420	(a)

Total Machinery		1,721,240

Marine - 1.2%
A.P. Moller-Maersk A/S, Class B Shares	470	972,422	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,082,041	(a)

Total Marine		2,054,463

Professional Services - 1.4%
Robert Half International Inc.	16,500	1,113,750
Wolters Kluwer NV	16,200	1,344,599	(a)

Total Professional Services		2,458,349

Road & Rail - 0.8%
CSX Corp.	16,300	1,397,807

Trading Companies & Distributors - 0.6%
W.W. Grainger Inc.	2,900	1,056,731

See Notes to Schedule of Investments.

4	QS Global Equity Fund 2021 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.3%
Kamigumi Co. Ltd.	30,000	$535,946	(a)

TOTAL INDUSTRIALS		17,199,689

INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.7%
Cisco Systems Inc.	30,060	1,340,075
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	1,553,850	(a)

Total Communications Equipment		2,893,925

Electronic Equipment, Instruments & Components - 0.6%
Jabil Inc.	26,752	1,106,730

IT Services - 1.4%
PayPal Holdings Inc.	10,500	2,460,255	*

Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials Inc.	30,700	2,968,076
ASML Holding NV	4,400	2,342,669	(a)
Intel Corp.	22,700	1,260,077
Lam Research Corp.	2,300	1,113,085
NVIDIA Corp.	1,600	831,344
Texas Instruments Inc.	12,620	2,091,008
Tokyo Electron Ltd.	4,000	1,525,716	(a)

Total Semiconductors & Semiconductor Equipment		12,131,975

Software - 5.5%
Check Point Software Technologies Ltd.	7,300	932,502	*
Citrix Systems Inc.	10,300	1,373,093
Microsoft Corp.	27,000	6,262,920
Zoom Video Communications Inc., Class A Shares	2,400	892,968	*

Total Software		9,461,483

Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc.	75,300	9,936,588
NetApp Inc.	17,385	1,155,059
Samsung Electronics Co. Ltd.	24,679	1,801,121	(a)

Total Technology Hardware, Storage & Peripherals		12,892,768

TOTAL INFORMATION TECHNOLOGY		40,947,136

MATERIALS - 4.1%
Chemicals - 0.7%
Mitsubishi Gas Chemical Co. Inc.	54,500	1,248,017	(a)

Construction Materials - 0.6%
LafargeHolcim Ltd., Registered Shares	18,000	971,570	(a)

Containers & Packaging - 0.5%
International Paper Co.	18,400	925,704

See Notes to Schedule of Investments.

QS Global Equity Fund 2021 Quarterly Report	5

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
Metals & Mining - 2.3%
Fortescue Metals Group Ltd.		95,000	$1,573,958	(a)
Kinross Gold Corp.		110,000	768,172
Rio Tinto PLC		21,000	1,604,876	(a)

Total Metals & Mining			3,947,006

TOTAL MATERIALS			7,092,297

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Stockland		310,000	1,049,179	(a)

Real Estate Management & Development - 1.8%
CapitaLand Ltd.		325,000	781,095	(a)
China Vanke Co. Ltd., Class H Shares		225,700	811,394	(a)
Daito Trust Construction Co. Ltd.		6,200	646,675	(a)
Daiwa House Industry Co. Ltd.		30,000	853,032	(a)

Total Real Estate Management & Development			3,092,196

TOTAL REAL ESTATE			4,141,375

UTILITIES - 2.4%
Electric Utilities - 1.4%
Chubu Electric Power Co. Inc.		79,000	965,888	(a)
NRG Energy Inc.		23,500	973,135
Tohoku Electric Power Co. Inc.		53,000	458,819	(a)

Total Electric Utilities			2,397,842

Multi-Utilities - 1.0%
Atco Ltd., Class I Shares		29,600	847,434
Canadian Utilities Ltd., Class A Shares		36,000	889,900

Total Multi-Utilities			1,737,334

TOTAL UTILITIES			4,135,176

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,382,027)			171,956,222

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $187,553)	0.010%	187,553	187,553

TOTAL INVESTMENTS - 100.0% (Cost - $118,569,580)			172,143,775
Other Assets in Excess of Liabilities - 0.0%††			84,852

TOTAL NET ASSETS - 100.0%			$172,228,627

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

6	QS Global Equity Fund 2021 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Global Equity Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$12,655,609	$2,395,182	—	$15,050,791
Consumer Discretionary	19,249,548	1,950,541	—	21,200,089
Consumer Staples	10,249,333	2,356,311	—	12,605,644
Energy	1,124,370	3,408,495	—	4,532,865
Financials	14,421,446	9,377,134	—	23,798,580
Health Care	16,540,167	4,712,413	—	21,252,580
Industrials	9,877,844	7,321,845	—	17,199,689
Information Technology	33,723,780	7,223,356	—	40,947,136
Materials	1,693,876	5,398,421	—	7,092,297
Real Estate	—	4,141,375	—	4,141,375
Utilities	4,135,176	—	—	4,135,176

Total Long-Term Investments	123,671,149	48,285,073	—	171,956,222

Short-Term Investments†	187,553	—	—	187,553

Total Investments	$123,858,702	$48,285,073	—	$172,143,775

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10